Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Interest income	€ 21,897	€ 13,403
Financial assets at fair value through other comprehensive income, income statements	1,913	1,304
Financial assets at amortised cost, income statements	17,305	10,395
Other interest income	2,679	1,704
Interest expense	10,487	4,865
Interest income (expense)	11,410	8,538	[1]
Dividend income	73	76
Share of profit (loss) of associates and joint ventures accounted for using equity method	14	15
Fee and commission income	4,498	3,964
Fee and commission expense	1,590	1,305
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	(1)	39
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	35	8
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	(36)	31
Gains or losses on financial instruments held for trading net	283	11
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0
Reclassification Of Other Gains Losses To Held For Trading	283	11
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value	(35)	(35)
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	(35)	(35)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	150	348
Gains (losses) on hedging instrument, fair value hedges	73	16
Gains (losses) on exchange differences on translation, net of tax	304	716
Miscellaneous other operating income	333	297
Miscellaneous other operating expense	1,944	1,803
Income from insurance and reinsurance contracts	1,645	1,343
Expense from insurance and reinsurance contracts	(1,065)	(802)
Gross profit	14,148	11,417	[1]
Administrative expenses	5,262	4,371
Employee benefits expense	3,081	2,582
Other expense, by function	2,181	1,790
Depreciation and amortisation expense	676	652
Provision or reversal of provisions	129	112
Impairment loss on financial assets	1,993	1,441
Impairment financial assets measured at cost	1,958	1,391
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	35	50
Profit (loss) from operating activities	6,088	4,841
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	(10)	(19)
Impairment or reversal of impairment on non financial assets	13	0
Impairment tangible assets	(3)	(22)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	10	5
Other impairment non financial assets	6	17
Gains(losses) on derecognized of non financial assets and subsidiaries net	8	(15)
Negative goodwill recognised in profit and loss	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	29	(120)
Profit (loss) before tax	6,122	4,724	[1]
Tax expense (income)	1,978	1,650
Profit (loss) from continuing operations	4,144	3,074
Profit (loss) from discontinued operations	0	0
Profit (loss)	4,144	3,074
Profit (loss), attributable to non-controlling interests	266	117
Profit (loss), attributable to owners of parent	€ 3,878	€ 2,957	[1]
Basic earnings (loss) per share	€ 0.62	€ 0.44
Basic earnings (loss) per share from continuing operations	0.62	0.44
Diluted earnings (loss) per share from continuing operations	0.62	0.44
Basic earnings (loss) per share from discontinued operations	0	0
Diluted earnings (loss) per share from discontinued operations	€ 0	€ 0

[1]	(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts to that date (see Note 2.1).